Shareholders' Equity (AOCI) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign Currency Translation, Beginning Balance	$ (81,473,000)	$ (48,292,000)
Foreign Currency Translation Adjustment, Change During the Year	(41,773,000)	(33,181,000)
Foreign Currency Translation Reclassification Adjustment, During the Year	0	0
Foreign Currency Transaltion, Ending Balance	(123,246,000)	(81,473,000)
Derivatives Designated as Cash Flow Hedges, Beginning Balance	(418,000)	176,000
Derivatives Designated as Cash Flow Hedges, Change During the Year	0	(1,051,000)
Derivatives Designated as Cash Flow Hedges, Gain (Loss) Reclassified From Accumulated OCI Into Income, Net Of Tax	418,000	457,000
Derivatives Designated as Cash Flow Hedges, Ending Balance	0	(418,000)
Accumulated Other Comprehensive Loss, Beginning Balance	(81,891,000)	(48,116,000)
Other Comprehensive Income (Loss) Before Reclassifications, During the Year	(41,773,000)	(34,232,000)
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss), During the Year	418,000	457,000
Accumulated Other Comprehensive Loss, Ending Balance	$ (123,246,000)	$ (81,891,000)